RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]	At December 31, 2016, Convertible Notes to related parties were as follows:
Related Party	Position	Amount
Jesse Kaplan	Director	$142,358
David Stefansky	Director	142,358
		$284,896